[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

October 8, 2010

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

RE:	Guggenheim Build America Bonds Managed Duration Trust N-2/A Filing

Ladies and Gentlemen:

On behalf of Guggenheim Build America Bonds Managed Duration Trust, we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2 (the “Registration Statement”).

A fee of $71.30 to cover the registration fee under the Securities Act was previously paid.

If you have any questions or require any further information with respect to this Registration Statement, please call me at (212) 735-3406 or Kevin Hardy at (312) 407-0641.

Very truly yours,

/s/ Michael K. Hoffman

Michael K. Hoffman

Enclosure